Note 9 - Discontinued Operations - Results of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 19, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Revenue		$ 165,056	$ 177,078	[1]	$ 161,334
Profit from discontinued operation before income tax expense		139,792	20,105		941
Profit from discontinued operation		141,742	17,161	[1]	941
Exchange differences on translation of discontinued operations		(2,936)	(7)		138
Other comprehensive loss from discontinued operations		181,217	56,075		33,871
Net cash inflow from operating activities		65,806	(108,813)		(3,349)
Net cash inflow/(outflow) from investing activities		(576)	(507)		(227)
Net cash (outflow) from financing activities		(44,711)	125,675		5,963
Net cash (outflow)/inflow		20,518	16,354		2,387
ADS [member]
Statement Line Items [Line Items]
Profit from discontinued operation		141,742	17,161		941
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue		136,246	157,776		10,942
Expenses		147,822	137,671		10,001
Profit from discontinued operation before income tax expense		(11,576)	20,105		941
Income tax (expense) benefit		1,950	(2,944)
Profit (loss) after income tax		(9,626)	17,161		941
Gain on sale of the subsidiary after income tax	$ 151,368	151,368
Profit from discontinued operation		141,742	17,161		941
Exchange differences on translation of discontinued operations	2,936	(1,802)	(1,134)		(11)
Other comprehensive loss from discontinued operations		$ (1,802)	$ (1,134)		$ (11)
Furniture, fixtures and equipment	1,014
Non-current financial assets	566
Deferred tax assets	7,467
Trade receivables	1,377
Loans to customers	17,983
Other receivables	45,445
Prepayments	4,703
Cash and cash equivalents	38,957
Total assets	117,512
Non-current lease liabilities and other loans	8
Other non-current liabilities	4
Trade and other payables	6,376
Current lease liabilities and other loans	87,879
Income tax payable	246
Deferred revenue	17
Other current liabilities	457
Total liabilities	$ 94,987
Basic net income from discontinued operations per share (in dollars per share)		$ 0.60	$ 0.08		$ 0
Diluted net income from discontinued operations per share (in dollars per share)		0.60	0.07		0
Discontinued operations [member] | ADS [member]
Statement Line Items [Line Items]
Basic net income from discontinued operations per share (in dollars per share)		1.21	0.15		0.01
Diluted net income from discontinued operations per share (in dollars per share)		$ 1.19	$ 0.15		$ 0.01

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.